Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Payment Activity

	Year ended March 31,
	2014		2015		2016
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	1,080,500	$7.29	132,000	$2.14	$532,000	$2.1
Granted during the year	—	—	400,000	2.09	—	—
Exercised during the year	(230,000)	2.14	—	—	—	—
Cancelled or expired	(718,500)	9.88	—	—	—	—
Outstanding and exercisable at the end of the year	132,000	$2.14	532,000	$2.10	$532,000	$2.1
Range of exercise price per share	$2.09 to $2.14		$2.09 to $2.14		$2.09 to $2.14